SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES (Details)	6 Months Ended
Mar. 31, 2024
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario U N O Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
F C Output Limited [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	One of the directors and shareholders is one of the shareholders Mr. Wai Yiu Yau.
Mr Chun Lin Yau [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Father of one of the shareholders, Mr. Wai Yiu Yau
Ms Lai Ching Ng [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Mother of one of the shareholders, Mr. Wai Yiu Yau